Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets

Note 2. Intangible Assets

In 2002, the Company acquired CB&T Capital Corporation, a one-bank holding company, whose wholly-owned subsidiary was Citizens Bank & Trust Company in Louisville, Mississippi. In addition to the intangible assets related to the purchase of CB&T Capital Corporation, the Company recorded intangible assets from the purchase of branches located in Kosciusko and Scooba, Mississippi and from the purchase of Three D Mortgage Company. The following table details the goodwill associated with each purchase, which is no longer being amortized, in accordance with ASC Topic 350, Intangibles- Goodwill and Other.

Purchase	Total	Life to Date Amortization	Unamortized Balance

Kosciusko Branch	$605,122	$309,285	$295,837
Scooba Branch	400,000	180,000	220,000
Three D Mortgage Company	76,408	10,188	66,220
CB&T Capital Corporation	2,567,600	—	2,567,600

Total goodwill	$3,649,130	$499,473	$3,149,657

The Company has also allocated intangible assets to be recognized as core deposit intangibles from the CB&T Capital Corporation acquisition. The core deposit intangible balance is detailed as follows:

Purchase	Total	Current Year Amortization	Life to Date Amortization	Unamortized Balance

CB&T Capital Corporation	$1,846,909	$184,691	$1,769,954	$76,955

Total core deposit intangible	$4,334,483	$184,691	$4,257,528	$76,955

Total amortization expense related to all intangible assets for the years ended December 31, 2011, 2010 and 2009 was $184,691, $184,691 and $184,691, respectively. Estimated amortization expense attributable to core deposit intangible assets for the remaining life is detailed in the table below.

Year Ending December 31,	Amount
2012	$76,955